Related Parties and Related Party Transactions (Details Narrative) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 09, 2015	Jan. 26, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2015	Jul. 09, 2013
Related Party Transaction [Line Items]
Accounts payable - related party			$ 887,679	$ 748,120	$ 657,806
Loss on extinguishment of debt				$ 181,081	$ 976,750
Interest rate				12.00%	12.00%
Maturity period	1 year	1 year		1 year	1 year
Additional common shares issued (in shares)								4,017
Notes payable related party			231,081	$ 42,490	$ 42,110
Common shares issued in connection with notes				8
Fair value of common shares				$ 6,602
Unsecured note issued				10,000
Additional default provision			$ 50,000
Linge Beleggingen [Member]
Related Party Transaction [Line Items]
Accounts payable - related party						$ 200,000
Issuance of common stock (in shares)						150
Marion Freijsen, Executive Officer [Member]
Related Party Transaction [Line Items]
Accounts payable - related party				249,901			$ 100,465
Unrelated Third Party [Member]
Related Party Transaction [Line Items]
Accounts payable - related party							32,458
Converted value							7,300
Director [Member]
Related Party Transaction [Line Items]
Accounts payable - related party				189,156			672,278
Adriaan Reinders, CEO [Member]
Related Party Transaction [Line Items]
Accounts payable - related party				309,063			$ 114,936
David Rector [Member]
Related Party Transaction [Line Items]
Accounts payable - related party				1,162
Marion Freijsen [Member]
Related Party Transaction [Line Items]
Accounts payable - related party				800
Adriaan Reinders [Member]
Related Party Transaction [Line Items]
Accounts payable - related party				$ 4,000